Stock-Based Compensation and Awards - Restricted Stock, Restricted Stock Units, Performance Units, Cash Settled Restricted Stock Units and Cash Settled Performance Units (Narrative) (Details) - Restricted stock, restricted stock units, performance units, cash settled restricted stock units and cash settled performance units
$ in Millions
12 Months Ended
Dec. 31, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Unrecognized compensation cost	$ 16.7
Weighted-average vesting period	1 year 9 months 18 days
First anniversary vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Second anniversary vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Third anniversary vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%